Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 4,335
Acquisition of ClickPro		4,269
Exchange differences	44	66
Ending Balance	$ 4,379	$ 4,335